Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	39 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 21, 2021
C000232954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,417	$ 10,417	$ 10,059	$ 10,025	$ 9,275	$ 9,042	$ 8,523	$ 9,180	$ 10,000
Average Annual Return, Percent	3.91%	1.26%
C000232953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(1.72%)	(0.64%)
C000232953 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 9,793	$ 9,793	9,473	9,441	8,755	8,534	8,060	8,689	9,475
Average Annual Return, Percent	3.73%	1.01%
C000232952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 10,440	$ 10,440	10,078	10,033	9,290	9,045	8,524	9,180	10,000
Average Annual Return, Percent	4.05%	1.32%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 11,859	$ 11,859	12,139	11,068	9,213	8,983	7,626	9,704	10,000
Average Annual Return, Percent	7.15%	5.35%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,331	$ 11,331	$ 11,086	$ 10,794	$ 10,512	$ 10,256	$ 10,062	$ 10,005	$ 10,000
Average Annual Return, Percent	4.97%	3.89%